Nov. 18, 2020
Janus Investment Fund
Janus Henderson Value Plus Income Fund
Supplement dated November 18, 2020
to Currently Effective Prospectuses
Effective immediately, the description of
Janus Henderson Value Plus Income Fund’s
(the “Fund”) principal investment strategy has been restated to reflect that cash and cash equivalents are included in the Fund’s 50-70% allocation to fixed-income investments. Please note there is no change to the Fund’s current investment strategy or the techniques employed by Janus Capital Management LLC in implementing the investment strategy.
Effective immediately, the prospectuses for the Fund are amended as follows:

1.	Under “ Principal Investment Strategies ” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the information in its entirety:
The Fund pursues its investment objective by normally investing 50-70% of its assets in fixed-income securities, cash, and cash equivalents, and investing the remainder in equity securities.
Fixed-Income Securities.
The Fund’s fixed-income investments generate total return from a combination of current income and capital appreciation, but income is usually the dominant portion. The Fund normally invests the portion of its assets allocated to fixed-income investments in a multi-sector portfolio of U.S. and non-U.S. debt securities that the fixed-income portfolio managers believe have high income potential, relative to other fixed-income instruments available at a given point in time. The Fund may invest up to 65% of the fixed-income portion of its assets in below investment grade securities. The Fund’s fixed-income investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including high-yield/high-risk bonds (also known as “junk” bonds); (iii) commercial loans; (iv) commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) convertible securities and preferred stock; and (vii) emerging market debt. The Fund’s fixed-income portfolio managers believe that by investing in multiple sectors that potentially have low correlation to each other, the volatility of the Fund’s fixed-income portion may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. The Fund may invest in fixed-income securities of varying maturities.
The Fund may also invest in floating rate obligations, such as collateralized loan obligations, floating rate senior secured syndicated bank loans, floating rate unsecured loans, and other floating rate bonds, loans and notes. The Fund may also invest in zero-coupon bonds. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. In addition, the Fund may invest in cash and cash equivalents, including money market instruments.
In addition to considering economic factors such as the effect of interest rates on the Fund’s fixed-income investments, the Fund’s fixed-income portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers additionally consider the expected risk-adjusted return on a particular investment and the Fund’s overall risk allocations and volatility.
Equity Securities.
The Fund’s equity investments generate total return from a combination of capital appreciation and current income. Such equity investments may include companies of any size, but the Fund will invest primarily in large- and midsized companies whose stock prices the portfolio manager believes to be undervalued or have the potential for high relative dividend yields, or both. The Fund’s equity portfolio manager invests in companies which have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. As a defensive value manager, the equity portfolio manager generally looks for companies with:

•	strong management teams;
•	strong balance sheets and solid recurring free cash flows;
•	attractive relative and absolute valuation ratios or that have underperformed recently;
•	favorable reward to risk characteristics;
•	durable competitive advantages that are trading at attractive valuations; and
•	strong long-term prospects.
The equity portfolio manager’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.
The Fund may also invest in foreign securities, which may include investments in emerging markets.
The Fund may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use index and single-name credit default swaps, forward currency exchange contracts, interest rate futures, and put and call options. The Fund may use derivatives for various investment purposes, such as to manage portfolio or currency risk, enhance returns, manage duration, or for hedging purposes. The Fund may also enter into short positions for hedging purposes and to enhance returns.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Janus Capital manages the Fund’s fixed-income investments and Perkins Investment Management LLC (“Perkins”) manages the Fund’s equity investments. The Fund’s portfolio managers collaborate in determining the Fund’s overall asset allocation. The Fund may periodically adjust its mix of equity and fixed-income investments in response to changing economic and market conditions, including outside the range of 50-70% of its assets in fixed-income securities. Due to the nature of the fixed-income securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.
Please retain this Supplement with your records.